Investments (Summary Of Information About Securities Sold) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Proceeds from sales			$ 326,000,000		$ 900,000,000
Proceeds from unsettled trades	12,300,000
Equity Securities [Member]
Investment [Line Items]
Proceeds from sales	0		1,000		1,138,000
Gross realized gains	0		1,000		0
Gross realized losses	0		0		(862,000)
Fixed Maturities [Member]
Investment [Line Items]
Proceeds from sales	236,662,000	[1]	314,904,000	[2]	830,892,000	[2]
Gross realized gains	28,249,000		29,821,000		69,249,000
Gross realized losses	$ (24,323,000)		$ (13,361,000)		$ (56,499,000)

[1]	Includes $12.3 million of unsettled trades
[2]	Proceeds from sales including discontined assets were $326 million in 2010 and $900 million in 2009.